Goldman Sachs High Yield Municipal Fund
Goldman Sachs High Yield Municipal Fund—Summary
Investment Objective
The Goldman Sachs High Yield Municipal Fund (the “Fund”) seeks a high level of current income that is exempt from regular federal income tax and may also consider the potential for capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 54 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-139 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs High Yield Municipal Fund		Class A Shares, Goldman Sachs High Yield Municipal Fund	Class B Shares, Goldman Sachs High Yield Municipal Fund	Class C Shares, Goldman Sachs High Yield Municipal Fund	Institutional Shares, Goldman Sachs High Yield Municipal Fund	Service Shares, Goldman Sachs High Yield Municipal Fund	Class IR Shares, Goldman Sachs High Yield Municipal Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
Redemption Fee (as a percentage of amount redeemed, imposed on the redemption of shares held for 60 calendar days or less)		2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs High Yield Municipal Fund		Class A Shares, Goldman Sachs High Yield Municipal Fund	Class B Shares, Goldman Sachs High Yield Municipal Fund	Class C Shares, Goldman Sachs High Yield Municipal Fund	Institutional Shares, Goldman Sachs High Yield Municipal Fund	Service Shares, Goldman Sachs High Yield Municipal Fund	Class IR Shares, Goldman Sachs High Yield Municipal Fund
Management Fees		0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none
Other Expenses		0.15%	0.15%	0.15%	0.06%	0.56%	0.15%
Service Fees		none	none	none	none	0.25%	none
Shareholder Administration Fees		none	none	none	none	0.25%	none
All Other Expenses		0.15%	0.15%	0.15%	0.06%	0.06%	0.15%
Total Annual Fund Operating Expenses		0.93%	1.68%	1.68%	0.59%	1.09%	0.68%
Fee Waiver and Expense Limitation	[1]	(0.07%)	(0.07%)	(0.07%)	(0.02%)	(0.02%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	[2]	0.86%	1.61%	1.61%	0.57%	1.07%	0.61%
[1]	The Investment Adviser has agreed to reduce or limit "All Other Expenses" (excluding management fees, distribution and service fees, service fees, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund's average daily net assets, through at least July 29, 2012, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. Additionally, the Transfer Agent has agreed to waive a portion of its transfer agency fee attributable to Class A, Class B, Class C, and Class IR Shares of the Fund such that the "Other Expenses" amounts for those share classes do not exceed 0.08%. This arrangement will remain in effect through at least July 29, 2012, and prior to such date, the Transfer Agent may not terminate the arrangement without the approval of the Board of Trustees.
[2]	"Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs High Yield Municipal Fund (USD $)	Expense Example, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares, Goldman Sachs High Yield Municipal Fund		534	726	935	1,535
Class B Shares, Goldman Sachs High Yield Municipal Fund	Assuming complete redemption at end of period	664	823	1,106	1,782	Assuming no redemption	164	523	906	1,782
Class C Shares, Goldman Sachs High Yield Municipal Fund	Assuming complete redemption at end of period	264	523	906	1,981	Assuming no redemption	164	523	906	1,981
Institutional Shares, Goldman Sachs High Yield Municipal Fund		58	187	327	736
Service Shares, Goldman Sachs High Yield Municipal Fund		109	345	599	1,327
Class IR Shares, Goldman Sachs High Yield Municipal Fund		62	211	372	840

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2011 was 28% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, a majority of its total assets measured at the time of purchase (“Total Assets”) in high-yield fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”) that, at the time of purchase, are medium quality or non-investment grade. Medium quality securities are rated BBB or Baa by a nationally recognized statistical rating organization (“NRSRO”), and non-investment grade securities are securities rated BB+, Ba1 or below by a NRSRO. Non-investment grade securities are commonly referred to as “junk bonds.” The Fund may also invest in unrated securities determined by the Investment Adviser to be of comparable quality. The Fund may purchase the securities of issuers that are in default. Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in Municipal Securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes).

Under normal circumstances, the Fund may also invest the remainder of its Total Assets in higher grade fixed income securities.

In pursuing its principal investment strategy, the Investment Adviser will assess the relative value in the Municipal Securities market from both a credit and yield curve perspective. Individual securities will be considered for purchase or sale based on credit profile, risk, structure, pricing, and portfolio impact, as well as duration management, restructuring, opportunistic trading and tax loss harvesting. Tax-exempt securities offering the high current income sought by the Fund may be predominantly in the lower rating categories of NRSROs (BB+/Ba1 or lower).

The Fund may concentrate its investments in issuers within the same states or economic sector.

The Fund may invest up to 100% of its Net Assets in private activity bonds, the interest on which (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The Fund may invest in securities of other investment companies (specifically, registered money market funds) to manage uninvested cash in the portfolio.

Under normal interest rate conditions, the Fund’s duration is expected to be equal to that of the Barclays Capital Aggregate Municipal Bond Index, plus or minus two years. (Historically, over the last ten years, the duration of the Barclays Capital Aggregate Municipal Bond Index has ranged between 1.7 and 8.4 years.)

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Concentration Risk. If the Fund concentrates its investments in issuers within the same country, state or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Credit/Default Risk. An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest or repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.

Interest Rate Risk. When interest rates increase, fixed income securities held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Liquidity Risk. The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value accurately. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Municipal Securities Risk. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

Non-Diversification Risk. The Fund is non-diversified and is permitted to invest more of its assets in fewer issuers than a “diversified” mutual fund. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Non-Investment Grade Fixed Income Securities Risk. The Fund may invest in non-investment grade fixed income securities that are considered speculative. Non-investment grade fixed income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity. The Fund may purchase the securities of issuers that are in default.

State Specific Risk. The Fund’s investments in municipal obligations of issuers located in a particular state may be adversely affected by political, economic and regulatory developments within that state. Such developments may affect the financial condition of a state’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk. Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from Municipal Securities can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect the Fund’s net asset value and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

Performance

The bar chart and table on the following page provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional and Class IR Shares compare to those of certain broad-based securities market indices and to the High Yield Municipal Fund Composite Index, a custom benchmark comprised of the Barclays Capital Aggregate Municipal Bond Index (40%) and the Barclays Capital High Yield Municipal Bond Index (60%). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Performance reflects expense limitations in effect.

Because Service Shares have not commenced operations and Class IR Shares have not had a full calendar year of operations as of the date of this Prospectus, no performance information is shown for these share classes. Service and Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Service and Class IR Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Service or Class IR Shares have different expenses.

TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
The total return for Institutional Shares for the six-month period ended June 30, 2011 was 5.80%. Best Quarter Q3 ’09 +16.87% Worst Quarter Q4 ’08 -22.35%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2010
Average Annual Total Returns Goldman Sachs High Yield Municipal Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Returns Before Taxes Class A Shares, Goldman Sachs High Yield Municipal Fund	Returns Before Taxes		0.13%	(2.04%)	2.61%	3.01%	Apr. 30, 2000
Returns Before Taxes Class B Shares, Goldman Sachs High Yield Municipal Fund	Returns Before Taxes		(1.10%)	(2.27%)	2.45%	2.86%	Apr. 30, 2000
Returns Before Taxes Class C Shares, Goldman Sachs High Yield Municipal Fund	Returns Before Taxes		3.07%	(1.87%)	2.31%	2.68%	Apr. 30, 2000
Returns Before Taxes Institutional Shares, Goldman Sachs High Yield Municipal Fund	Returns Before Taxes		5.25%	(0.80%)	3.46%	3.84%	Apr. 30, 2000
Returns After Taxes on Distributions Class A Shares, Goldman Sachs High Yield Municipal Fund	Returns After Taxes on Distributions		0.10%	(2.07%)	2.58%	2.99%	Apr. 30, 2000
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares, Goldman Sachs High Yield Municipal Fund	Returns After Taxes on Distributions and Sale of Fund Shares		1.89%	(0.99%)	2.99%	3.34%	Apr. 30, 2000
High Yield Municipal Fund Composite Index	High Yield Municipal Fund Composite Index		5.60%	3.20%	5.01%	5.24%
Barclays Capital Aggregate Municipal Bond Index	Barclays Capital Aggregate Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	2.38%	4.08%	4.83%	5.29%
Barclays Capital High Yield Municipal Bond Index	Barclays Capital High Yield Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	7.80%	2.48%	5.04%	5.12%

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Municipal Income Fund
Goldman Sachs Municipal Income Fund—Summary
Investment Objective
The Goldman Sachs Municipal Income Fund (the “Fund”) seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 54 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-139 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Municipal Income Fund		Class A Shares, Goldman Sachs Municipal Income Fund	Class B Shares, Goldman Sachs Municipal Income Fund	Class C Shares, Goldman Sachs Municipal Income Fund	Institutional Shares, Goldman Sachs Municipal Income Fund	Service Shares, Goldman Sachs Municipal Income Fund	Class IR Shares, Goldman Sachs Municipal Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Municipal Income Fund		Class A Shares, Goldman Sachs Municipal Income Fund	Class B Shares, Goldman Sachs Municipal Income Fund	Class C Shares, Goldman Sachs Municipal Income Fund	Institutional Shares, Goldman Sachs Municipal Income Fund	Service Shares, Goldman Sachs Municipal Income Fund	Class IR Shares, Goldman Sachs Municipal Income Fund
Management Fees		0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none
Other Expenses		0.18%	0.18%	0.18%	0.09%	0.59%	0.18%
Service Fees		none	none	none	none	0.25%	none
Shareholder Administration Fees		none	none	none	none	0.25%	none
All Other Expenses		0.18%	0.18%	0.18%	0.09%	0.09%	0.18%
Total Annual Fund Operating Expenses		0.98%	1.73%	1.73%	0.64%	1.14%	0.73%
Fee Waiver and Expense Limitation	[1]	(0.20%)	(0.20%)	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	[2]	0.78%	1.53%	1.53%	0.44%	0.94%	0.53%
[1]	The Investment Adviser has agreed to (i) reduce or limit "All Other Expenses" (excluding management fees, distribution and service fees, service fees, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund's average daily net assets, and (ii) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.40% as an annual percentage rate of average daily net assets of the Fund. These arrangements will remain in effect through at least July 29, 2012, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[2]	"Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates management fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Municipal Income Fund (USD $)	Expense Example, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares, Goldman Sachs Municipal Income Fund		452	656	878	1,514
Class B Shares, Goldman Sachs Municipal Income Fund	Assuming complete redemption at end of period	656	825	1,120	1,825	Assuming no redemption	156	525	920	1,825
Class C Shares, Goldman Sachs Municipal Income Fund	Assuming complete redemption at end of period	256	525	920	2,024	Assuming no redemption	156	525	920	2,024
Institutional Shares, Goldman Sachs Municipal Income Fund		45	185	337	779
Service Shares, Goldman Sachs Municipal Income Fund		96	342	608	1,368
Class IR Shares, Goldman Sachs Municipal Income Fund		54	213	386	888

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2011 was 14% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes). The Fund may invest up to 100% of its Net Assets in private activity bonds, the interest on which (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The Fund may concentrate its investments in issuers within the same states or economic sector.

The team uses a multi-faceted approach when evaluating whether to add or maintain exposure to any individual position. A top-down approach is used to assess broad macro trends while a bottom-up analysis is used to determine relative value between individual securities. Individual securities will be considered for purchase or sale based on credit profile, risk, structure, pricing, and portfolio impact, as well as duration management, restructuring, opportunistic trading and tax loss harvesting.

Under normal interest rate conditions, the Fund’s duration is expected to be equal to that of the Barclays Capital Aggregate Municipal Bond Index, plus or minus one year. (Historically, over the last ten years, the duration of the Barclays Capital Aggregate Municipal Bond Index has ranged between 1.7 and 8.4 years.)

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Concentration Risk. If the Fund concentrates its investments in issuers within the same country, state or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Credit/Default Risk. An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest or repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.

Interest Rate Risk. When interest rates increase, fixed income securities held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Liquidity Risk. The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value accurately. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Municipal Securities Risk. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

State Specific Risk. The Fund’s investments in municipal obligations of issuers located in a particular state may be adversely affected by political, economic, and regulatory developments within that state. Such developments may affect the financial condition of a state’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk. Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from Municipal Securities can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect the Fund’s net asset value and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

Performance

The bar chart and table on the following page provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Performance reflects expense limitations in effect.

Because Class IR Shares have not had a full calendar year of operations as of the date of this Prospectus, no performance information is shown for this share class. Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Class IR Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Class IR Shares have different expenses.

TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
The total return for Institutional Shares for the six-month period ended June 30, 2011 was 4.29%. Best Quarter Q3 ’09 +10.05% Worst Quarter Q4 ’08 -5.89%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2010
Average Annual Total Returns Goldman Sachs Municipal Income Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception		Inception Date
Returns Before Taxes Class A Shares, Goldman Sachs Municipal Income Fund	Returns Before Taxes		(1.38%)	1.82%	3.63%	4.39%		Jul. 20, 1993
Returns Before Taxes Class B Shares, Goldman Sachs Municipal Income Fund	Returns Before Taxes		(3.40%)	1.42%	3.40%	4.22%		May 01, 1996
Returns Before Taxes Class C Shares, Goldman Sachs Municipal Income Fund	Returns Before Taxes		0.61%	1.83%	3.25%	3.42%		Aug. 15, 1997
Returns Before Taxes Institutional Shares, Goldman Sachs Municipal Income Fund	Returns Before Taxes		2.81%	2.95%	4.42%	4.58%		Aug. 15, 1997
Returns Before Taxes Service Shares, Goldman Sachs Municipal Income Fund	Returns Before Taxes		2.21%	2.41%	3.90%	4.09%		Aug. 15, 1997
Returns After Taxes on Distributions Class A Shares, Goldman Sachs Municipal Income Fund	Returns After Taxes on Distributions		(1.38%)	1.81%	3.63%	4.31%		Jul. 20, 1993
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares, Goldman Sachs Municipal Income Fund	Returns After Taxes on Distributions and Sale of Fund Shares		0.55%	2.15%	3.72%	4.34%		Jul. 20, 1993
Barclays Capital Aggregate Municipal Bond Index Class A Shares, Goldman Sachs Municipal Income Fund	Barclays Capital Aggregate Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	2.38%	4.08%	4.83%	5.36%	[1]	Jul. 20, 1993
Barclays Capital Aggregate Municipal Bond Index Class B Shares, Goldman Sachs Municipal Income Fund	Barclays Capital Aggregate Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	2.38%	4.08%	4.83%	5.39%		May 01, 1996
Barclays Capital Aggregate Municipal Bond Index Class C Shares, Goldman Sachs Municipal Income Fund	Barclays Capital Aggregate Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	2.38%	4.08%	4.83%	5.08%		Aug. 15, 1997
Barclays Capital Aggregate Municipal Bond Index Institutional Shares, Goldman Sachs Municipal Income Fund	Barclays Capital Aggregate Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	2.38%	4.08%	4.83%	5.08%		Aug. 15, 1997
Barclays Capital Aggregate Municipal Bond Index Service Shares, Goldman Sachs Municipal Income Fund	Barclays Capital Aggregate Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	2.38%	4.08%	4.83%	5.08%		Aug. 15, 1997
[1]	Return for the Index is calculated from August 1, 1993, the commencement of the month nearest to the Class A Shares inception date.

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Short Duration Tax-Free Fund
Goldman Sachs Short Duration Tax-Free Fund—Summary
Investment Objective
The Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) seeks a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 54 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-139 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Short Duration Tax-Free Fund		Class A Shares, Goldman Sachs Short Duration Tax-Free Fund	Class B Shares, Goldman Sachs Short Duration Tax-Free Fund	Class C Shares, Goldman Sachs Short Duration Tax-Free Fund	Institutional Shares, Goldman Sachs Short Duration Tax-Free Fund	Service Shares, Goldman Sachs Short Duration Tax-Free Fund	Class IR Shares, Goldman Sachs Short Duration Tax-Free Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		1.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	2.00%	0.65%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within three years of purchase, declining from a rate of 2% in the first year to 1% in the third year, and eliminated thereafter. A CDSC of 0.65% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Short Duration Tax-Free Fund		Class A Shares, Goldman Sachs Short Duration Tax-Free Fund	Class B Shares, Goldman Sachs Short Duration Tax-Free Fund	Class C Shares, Goldman Sachs Short Duration Tax-Free Fund	Institutional Shares, Goldman Sachs Short Duration Tax-Free Fund	Service Shares, Goldman Sachs Short Duration Tax-Free Fund	Class IR Shares, Goldman Sachs Short Duration Tax-Free Fund
Management Fees		0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none
Other Expenses		0.15%	0.15%	0.15%	0.06%	0.56%	0.15%
Service Fees		none	none	none	none	0.25%	none
Shareholder Administration Fees		none	none	none	none	0.25%	none
All Other Expenses		0.15%	0.15%	0.15%	0.06%	0.06%	0.15%
Total Annual Fund Operating Expenses		0.77%	1.52%	1.52%	0.43%	0.93%	0.52%
Fee Waiver and Expense Limitation	[1]	(0.04%)	(0.19%)	(0.39%)	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	[2]	0.73%	1.33%	1.13%	0.39%	0.89%	0.48%
[1]	The Investment Adviser has agreed to (i) waive a portion of its Management Fee in order to achieve an effective rate of 0.35% as an annual percentage rate of average daily net assets of the Fund and (ii) reduce or limit "All Other Expenses" (excluding management fees, distribution and service fees, service fees, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund's average daily net assets, through at least July 29, 2012, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. In addition, Goldman, Sachs & Co. ("Goldman Sachs") has agreed to (i) waive a portion of the distribution and service (12b-1) fees equal to 0.15% of the average daily net assets attributable to Class B Shares of the Fund, and (ii) waive a portion of the distribution and service (12b-1) fees equal to 0.35% of the average daily net assets attributable to Class C Shares of the Fund. Each arrangement will remain in effect through at least July 29, 2012, and prior to such date Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.
[2]	"Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates management fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Short Duration Tax-Free Fund (USD $)	Expense Example, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares, Goldman Sachs Short Duration Tax-Free Fund		223	388	568	1,086
Class B Shares, Goldman Sachs Short Duration Tax-Free Fund	Assuming complete redemption at end of period	335	562	811	1,593	Assuming no redemption	135	462	811	1,593
Class C Shares, Goldman Sachs Short Duration Tax-Free Fund	Assuming complete redemption at end of period	180	442	792	1,779	Assuming no redemption	115	442	792	1,779
Institutional Shares, Goldman Sachs Short Duration Tax-Free Fund		40	134	237	538
Service Shares, Goldman Sachs Short Duration Tax-Free Fund		91	292	511	1,139
Class IR Shares, Goldman Sachs Short Duration Tax-Free Fund		49	163	287	649

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2011 was 34% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes), and is not a tax preference item under the federal alternative minimum tax. Under normal market conditions, the Fund’s investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund’s Net Assets. The interest from private activity bonds (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The team uses a multi-faceted approach when evaluating whether to add or maintain exposure to any individual position. A top-down approach is used to assess broad macro trends while a bottom-up analysis is used to determine relative value between individual securities. Individual securities will be considered for purchase or sale based on credit profile, risk, structure, pricing, and portfolio impact, as well as duration management, restructuring, opportunistic trading and tax loss harvesting.

Under normal interest rate conditions, the Fund’s duration is expected to be equal to that of the Barclays Capital 1-3 Year Municipal Bond Index, plus or minus 0.5 years. (Historically, over the last ten years, the duration of the Barclays Capital 1-3 Year Municipal Bond Index has ranged between 2.1 and 2.3 years.) The reference to “Short-Duration” in the Fund’s name refers to this duration.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Concentration Risk. If the Fund concentrates its investments in issuers within the same country, state or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Credit/Default Risk. An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest or repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.

Interest Rate Risk. When interest rates increase, fixed income securities held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Liquidity Risk. The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value accurately. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Municipal Securities Risk. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

State Specific Risk. The Fund’s investments in municipal obligations of issuers located in a particular state may be adversely affected by political, economic and regulatory developments within that state. Such developments may affect the financial condition of a state’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk. Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from Municipal Securities can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect the Fund’s net asset value and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

Performance

The bar chart and table at right provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Performance reflects expense limitations in effect.

Because Class IR Shares have not had a full calendar year of operations as of the date of this Prospectus, no performance information is shown for this share class. Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Class IR Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Class IR Shares have different expenses.

TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
The total return for Institutional Shares for the six-month period ended June 30, 2011 was 2.05% Best Quarter Q2 ’02 +2.58% Worst Quarter Q2 ’04 -0.93%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2010
Average Annual Total Returns Goldman Sachs Short Duration Tax-Free Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception		Inception Date
Returns Before Taxes Class A Shares, Goldman Sachs Short Duration Tax-Free Fund	Returns Before Taxes		(0.06%)	2.88%	2.87%	3.17%		May 01, 1997
Returns Before Taxes Class B Shares, Goldman Sachs Short Duration Tax-Free Fund	Returns Before Taxes		(1.16%)	2.58%	2.51%	2.92%		May 01, 1997
Returns Before Taxes Class C Shares, Goldman Sachs Short Duration Tax-Free Fund	Returns Before Taxes		0.14%	2.45%	2.27%	2.43%		Aug. 15, 1997
Returns Before Taxes Institutional Shares, Goldman Sachs Short Duration Tax-Free Fund	Returns Before Taxes		1.91%	3.58%	3.41%	3.79%		Oct. 01, 1992
Returns Before Taxes Service Shares, Goldman Sachs Short Duration Tax-Free Fund	Returns Before Taxes		1.30%	3.04%	2.91%	3.30%		Sep. 20, 1994
Returns After Taxes on Distributions Class A Shares, Goldman Sachs Short Duration Tax-Free Fund	Returns After Taxes on Distributions		(0.09%)	2.86%	2.86%	3.16%		May 01, 1997
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares, Goldman Sachs Short Duration Tax-Free Fund	Returns After Taxes on Distributions and Sale of Fund Shares		0.51%	2.83%	2.82%	3.13%		May 01, 1997
Barclays Capital Municipal 1-3 Year Blend Index Class A Shares, Goldman Sachs Short Duration Tax-Free Fund	Barclays Capital Municipal 1-3 Year Blend Index	(reflects no deduction for fees, expenses or taxes)	1.61%	3.94%	3.66%	3.95%		May 01, 1997
Barclays Capital Municipal 1-3 Year Blend Index Class B Shares, Goldman Sachs Short Duration Tax-Free Fund	Barclays Capital Municipal 1-3 Year Blend Index	(reflects no deduction for fees, expenses or taxes)	1.61%	3.94%	3.66%	3.95%		May 01, 1997
Barclays Capital Municipal 1-3 Year Blend Index Class C Shares, Goldman Sachs Short Duration Tax-Free Fund	Barclays Capital Municipal 1-3 Year Blend Index	(reflects no deduction for fees, expenses or taxes)	1.61%	3.94%	3.66%	3.89%	[1]	Aug. 15, 1997
Barclays Capital Municipal 1-3 Year Blend Index Institutional Shares, Goldman Sachs Short Duration Tax-Free Fund	Barclays Capital Municipal 1-3 Year Blend Index	(reflects no deduction for fees, expenses or taxes)	1.61%	3.94%	3.66%			Oct. 01, 1992
Barclays Capital Municipal 1-3 Year Blend Index Service Shares, Goldman Sachs Short Duration Tax-Free Fund	Barclays Capital Municipal 1-3 Year Blend Index	(reflects no deduction for fees, expenses or taxes)	1.61%	3.94%	3.66%	4.16%	[2]	Sep. 20, 1994
[1]	Return for the Index is calculated from September 1, 1997, the commencement of the month nearest to the Class C Shares inception date.
[2]	Return for the Index is calculated from October 1, 1994, the commencement of the month nearest to the Service Shares inception date.

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.